LONG-TERM DEBT AND CREDIT FACILITIES - Changes in liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
LONG-TERM DEBT AND CREDIT FACILITIES
Liabilities arising from financing activities at beginning of period	$ 1,756.6	$ 2,008.1
Changes from financing cash flows
Debt issued	494.7	175.0
Debt repayments	(500.0)	(425.0)
Interest paid	(62.9)	(73.5)
Other changes
Interest expense	86.5	100.4
Capitalized interest	25.1	15.2
Capitalized interest paid	(18.0)	(21.8)
Other cash changes	(12.0)	(13.5)
Other non cash changes	(3.6)	(8.3)
Liabilities arising from financing activities at end of period	1,766.4	1,756.6
Long-term debt
LONG-TERM DEBT AND CREDIT FACILITIES
Liabilities arising from financing activities at beginning of period	1,733.2	1,981.4
Changes from financing cash flows
Debt issued	494.7	175.0
Debt repayments	(500.0)	(425.0)
Other changes
Other cash changes		(1.2)
Other non cash changes	4.7	3.0
Liabilities arising from financing activities at end of period	1,732.6	1,733.2
Accrued interest payable
LONG-TERM DEBT AND CREDIT FACILITIES
Liabilities arising from financing activities at beginning of period	23.4	26.7
Changes from financing cash flows
Interest paid	(62.9)	(73.5)
Other changes
Interest expense	86.5	100.4
Capitalized interest	25.1	15.2
Capitalized interest paid	(18.0)	(21.8)
Other cash changes	(12.0)	(12.3)
Other non cash changes	(8.3)	(11.3)
Liabilities arising from financing activities at end of period	$ 33.8	$ 23.4